ASSETS HELD-FOR-SALE AND ACTIVELY MARKETED PROPERTY - Rollforward of Assets Held-for-Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets Held-for-Sale [Roll Forward]
Balance at beginning of period	$ 645	$ 200
Additions	11,315	3,339
Reclassifications		(120)
Sales	(9,978)	(2,774)	$ (21,700)
Impairment of Long-Lived Assets to be Disposed of	(150)
Balance at end of period	$ 1,832	$ 645	$ 200